Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Schedule of financial liabilities measured at fair value
	June 30,	December 31,
	2019	2018
	U.S. dollars in thousands
Fair value of warrants	1,145	1,263
Unrecognized day one loss	(572)	(614)
Warrants, net	573	649

Anti-dilution derivatives	327	97